Stockholders' Deficit - Common Stock (Details)	Mar. 31, 2023 Vote $ / shares shares	Dec. 31, 2022 Vote $ / shares shares	Dec. 31, 2021 $ / shares shares
Stockholders' Deficit
Common shares authorized (in shares)	400,000,000	400,000,000	400,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, votes per share | Vote	1	1
Common stock subject to possible redemption
Stockholders' Deficit
Shares subject to possible redemption	17,161,500	17,161,500	17,161,500
Common stock not subject to possible redemption
Stockholders' Deficit
Common shares authorized (in shares)	400,000,000	400,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Common shares issued (in shares)	4,290,375	4,290,375	4,290,375
Common shares outstanding (in shares)	4,290,375	4,290,375	4,290,375